SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		9 Months Ended
	Jul. 18, 2022 D USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jan. 01, 2022 USD ($)
Trading days trigger for Business Combination | D	20
Consecutive trading days trigger for Business Combination	30
Total operating lease liabilities		$ 2,700,000
Right-of-use asset		$ 2,519,000
Earn-Out Scenario One
Closing share price trigger for Business Combination (in dollars per share) | $ / shares	$ 12.50
Earn-Out Scenario Two
Closing share price trigger for Business Combination (in dollars per share) | $ / shares	15.00
Earn-Out Scenario Three
Closing share price trigger for Business Combination (in dollars per share) | $ / shares	$ 18.00
Customer Concentration Risk | Accounts Receivable and Contract Assets Benchmark | Cash nd Cash Equivalents and Accounts Receivable
Concentration risk		23.00%
Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Total operating lease liabilities			$ 2,282,000
Right-of-use asset			$ 2,200,000